Document and Entity Information	3 Months Ended
	Dec. 31, 2011	Feb. 13, 2012
Document and Entity Information
Entity Registrant Name	SECTOR 10 INC
Document Type	10-Q
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Central Index Key	0000925661
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		145,557,217
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3